Leases (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
Remaining right-of-use assets	$ 14,574	$ 47,096
Short-term operating lease liabilities	15,157	33,331
Long-term operating lease liabilities	0	15,158
Total operating lease liabilities	$ 15,157	$ 48,489